Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2018
Summary of significant accounting policies
Schedule of cumulative effect of the changes on adoption of IFRS 15

The Group has adopted IFRS 15 on a modified retrospective basis and the cumulative effect of the changes made to the Group’s consolidated January 1, 2018 statement of financial position for the adoption of IFRS 15 were as follows (in thousands):

Statement of Financial Position

	Balance at
	December 31,	Adjustments due	Balance at
	as previously reported	to IFRS 15	January 1, 2018

Assets
Contract acquisition costs	$—	$25,181	$25,181

Liabilities
Contract liabilities - deferred revenue	140,219	(12,159)	128,060

Equity
Accumulated losses	$(220,280)	$37,340	$(182,940)

In accordance with the new revenue standard requirements, the disclosure of the impact of adoption on our consolidated statement of operations and consolidated statement of financial position was as follows (in thousands):

Unaudited Interim Condensed Consolidated Statement of Operations

	For the three months ended June 30, 2018			For the six months ended June 30, 2018
		Balance Without			Balance Without
		Adoption of	Effect of Change		Adoption of	Effect of Change
	As Reported	IFRS 15	Higher/(Lower)	As Reported	IFRS 15	Higher/(Lower)

Revenue
Subscriptions	$42,027	$41,441	$586	$81,813	$79,327	$2,486

Operating expenses
Sales and marketing	27,832	28,639	(807)	53,974	54,739	(765)

Income tax expense	(41)	(11)	(30)	(52)	(38)	(14)
Net loss for the period	$(8,739)	$(10,101)	$1,362	$(18,854)	$(22,090)	$3,235

Unaudited Interim Condensed Consolidated Statement of Financial Position

	As of June 30, 2018
		Balance Without
		Adoption of	Effect of Change
	As Reported	IFRS 15	Higher/(Lower)

Assets
Contract acquisition costs	$25,597	$—	$25,597

Liabilities
Contract liabilities - deferred revenue	125,879	128,364	(2,486)

Equity
Accumulated losses	$(202,022)	$(205,273)	$3,251

Schedule of exchange rates used for translation

The main exchange rates used for translation (one unit of each foreign currency converted to USD) are summarized in the following table:

	Three Months Ended	Six Months Ended		Three Months Ended	Six Months Ended
	June 30, 2017		December 31, 2017	June 30, 2018	June 30, 2018
	Average rate	Average rate	Closing rate	Average rate	Closing rate	Average rate
Euro (€)	1.0997	1.0824	1.1998	1.1928	1.1677	1.2111
Pound Sterling (£)	1.2783	1.2583	1.3501	1.3611	1.3198	1.3764
Japanese Yen	0.0090	0.0089	0.0089	0.0092	0.0090	0.0092
Chinese Yuan Renminbi (RMB)	0.1457	0.1455	0.1539	0.1568	0.1511	0.1571
Swiss Francs (CHF)	1.0153	1.0056	1.0263	1.0155	1.0098	1.0355
Canadian Dollar (CAD)	0.7437	0.7496	0.7954	0.7748	0.7607	0.7831
Australian Dollar (AUD)	0.7509	0.7543	0.7802	0.7570	0.7401	0.7716
Singapore Dollar (SGD)	0.7182	0.7120	0.7477	0.7497	0.7339	0.7540
Swedish Krona (SEK)	0.1135	0.1128	0.1219	0.1154	0.1117	0.1194
Indian Rupee (INR)	0.0155	0.0152	0.0157	0.0149	0.0146	0.0152